--------------------------------------------------------------------------------

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o NFDS
                    P.O. Box 419729
                    Kansas City, MO 64141-6729

INDEPENDENT         Price Waterhouse LLP
ACCOUNTANTS         1177 Avenue of the Americas
                    New York, NY 10036

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Greenwich Plaza, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    Francis C. Oakley
                    Marion N. Ruth
                    Frances T. Newton

OFFICERS            Jean Bernhard Buttner
                    CHAIRMAN AND PRESIDENT
                    Alan N. Hoffman
                    VICE PRESIDENT
                    Michael Romanowski
                    VICE PRESIDENT
                    David T. Henigson
                    VICE PRESIDENT and
                    SECRETARY/TREASURER
                    Jack M. Houston
                    ASSISTANT SECRETARY/TREASURER
                    Stephen La Rosa
                    ASSISTANT SECRETARY/TREASURER

         THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF703074

                      ------------------------------------

                                 ANNUAL  REPORT
                      ------------------------------------
                                 MARCH 31, 1997
                    ----------------------------------------

                                   VALUE LINE
                                      U.S.
                                 MULTINATIONAL
                                    COMPANY
                                   FUND, INC.

                                     [LOGO]

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The U.S. Multinational Company Fund completed its first full fiscal year on March 31, 1997. By most measures, our first year was a resounding success: the U.S. Multinational Company Fund posted a total return (including reinvested dividends) of 18.36% during that period, just shy of the 19.81% total return of the unmanaged benchmark Standard & Poor's 500 Composite Index. And that respectable full-year showing was achieved despite an extremely difficult second half of the fiscal year.

Since the end of last summer, the U.S. equity market has proceeded down two different paths; the experts call this a "bifurcated market." On the one hand, the large-capitalization, liquid, "household name" stocks--like those that comprise the two most popular broad indexes, the S&P 500 and the Dow Jones Industrial Average--have done very well. So well, in fact, that those underlying indexes have seen old price records shattered and new ones set with stunning frequency. On the other hand, many of the smaller, more speculative issues--especially technology stocks, in which the U.S. Multinational Company Fund has a significant concentration--have suffered a bout of persistent underperformance.

This relative underperformance has resulted from several factors. First, there has been a definite large-cap bias in the marketplace, and while the Multinational Fund's holdings don't exhibit a small-cap orientation PER SE, there has been some spillover effect into many issues that we do hold. Second, several of the stocks in this portfolio have been star performers over the past few years, making them vulnerable to profit-taking by investors who trade actively. And finally, in the recent past, some of the profit-taking has been magnified by an institutional "myopia," whereby a company earnings report that "only meets" analysts' forecasts (or that beats the published forecasts, but falls a penny or two short of a rumored "whisper number") prompts holders to sell that company's stock at any price. Often that kind of selling has been savage, and saw too many cases earlier this year of stocks losing 40%, 50%, or more of their market value in just a few trading sessions.

These aren't flimsy, speculative outfits that are vulnerable to the discovery of some kind of underlying weakness. We've seen the wholesale revaluation of innovative, well-managed, well-capitalized companies that often have a technology solution that's worked TOO WELL, resulting in earnings that have risen VERY RAPIDLY, so their stocks have gone up A LOT. Institutional money managers have then decided to lock in profits.

We believe that correction will come through the continued operational success of technology companies with international businesses, since huge portions of the globe still don't enjoy the day-to-day comforts and efficiencies (typically achieved through some channel of technology) that most Americans take for granted. Correction will come through the realization that stocks that are by nature volatile on the downside are also prone to rapid price appreciation as well. And once the market hysteria has been corrected, the fundamental characteristics that have motivated the performance of these blue-chip growth stocks in the past will drive future growth as well.

We appreciate your confidence in Value Line, and we are grateful that the U.S. Multinational Company Fund continues to serve your needs in the sphere of growth investing.

                Sincerely,

                        [SIGNATURE]

                Jean Bernhard Buttner
                CHAIRMAN AND PRESIDENT

May 29, 1997

--------------------------------------------------------------------------------

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

U.S. Multinational Company Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The current economic expansion is now in its seventh year. Although this does not yet qualify as the longest peacetime period of growth in our nation's history (both the 1960s and the 1980s experienced somewhat longer upcycles), it is still quite noteworthy, especially since there are as yet few signs that this lengthy run of uninterrupted prosperity is about to draw to a close. In fact, recent reports show that there is still a good deal of strength around, with high doses of consumer confidence, continuing solid job growth, and healthy levels of retail, housing, and manufacturing activity pointing to relatively good levels of economic growth over the next few quarters.

Inflation, meanwhile, continues to be reasonably subdued. This healthy pricing trend, which is remarkable given the longevity of the business expansion, is, moreover, unlikely to change dramatically in the months ahead. Underscoring our optimism in this area is the recent hammering out of a presumably workable budget accord (which should reduce the government's need to borrow to finance the deficit) and the fact that there is still a lack of serious shortages on either the labor or the raw materials fronts. On this latter score, though, we do note that the recent pickup in wage pressures could, if unchecked, pose a threat later in the year or in 1998.

Interest rates, meantime, reflecting the likely moderate pace of upcoming economic growth and the fairly subdued pricing structure, are unlikely to increase all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he indicated that the central bank has, in the past, occasionally raised rates before higher inflation actually took hold, and the one-quarter of a percentage point increase in short-term interest rates that was tacked on in March, would seem to suggest that the Fed will not be shy about tightening the credit reins further, if it sees the need. An additional upward move in rates, if sufficiently pronounced, would not be good news for either the stock or the bond markets, or, ultimately, for the U.S. economy.

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN VALUE LINE
             U.S. MULTINATIONAL COMPANY FUND AND THE S&P 500 INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Value Line      S&P
11/17/95     10,000.00  10,000.00
11/30/95     10,060.00  10,088.00
12/31/95      9,890.29  10,282.00
1/31/96      10,161.39  10,633.00
2/28/96      10,653.39  10,731.00
3/31/96      10,593.15  10,835.00
4/30/96      11,245.81  10,994.00
5/31/96      11,788.02  11,277.00
6/30/96      11,436.59  11,321.00
7/31/96      10,924.50  10,821.00
8/31/96      11,526.95  10,478.00
9/30/96      12,500.92  11,671.00
10/31/96     12,541.08  11,993.00
11/30/96     13,374.48  12,899.00
12/31/96     13,106.49  12,644.00
1/31/97      13,858.34  13,434.00
2/28/97      13,360.49  13,539.00
3/31/97      12,537.53  12,981.00

                   FROM NOVEMBER 17, 1995+, TO MARCH 31, 1997

THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

Performance Data:*

                                                                                              Total
                                                                                              Return
                                                                                    --------------------------
1 Year ended March 31, 1997.......................................................            18.36%
From November 17, 1995+ to March 31, 1997.........................................            17.95%

+  COMMENCEMENT OF OPERATIONS
*  THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE

   OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

Schedule of Investments
-------------------------------------------

   Shares                                                     Value
-----------------------------------------------------------------------
COMMON STOCKS (91.4%)
                ADVERTISING (1.3%)
        4,600   Omnicom Group, Inc......................  $     229,425
                AEROSPACE/DEFENSE (1.3%)
        4,000   McDonnell Douglas Corp..................        244,000
                AUTO PARTS-ORIGINAL EQUIPMENT (1.7%)
        9,000   Lear Corp.*.............................        300,375
                BANK (3.3%)
        5,000   Bank of Boston Corp.....................        335,000
        2,500   Citicorp................................        270,625
                                                          -------------
                                                                605,625
                BEVERAGE-SOFT DRINK (1.9%)
        6,000   Coca-Cola Co............................        335,250
                CHEMICAL-BASIC (2.1%)
       10,000   Monsanto Co.............................        382,500
                CHEMICAL-SPECIALTY (1.2%)
        5,000   Praxair, Inc............................        224,375
                COAL/ALTERNATE ENERGY (1.4%)
        4,500   AES Corp.*..............................        252,000
                COMPUTER & PERIPHERALS (14.9%)
        7,500   Adaptec, Inc.*..........................        268,125
        7,000   Cisco Systems, Inc.*....................        336,875
        4,000   Dell Computer Corp.*....................        270,500
        9,000   EMC Corp.*..............................        319,500
       10,000   Gateway 2000, Inc.*.....................        512,500
       10,000   Hewlett-Packard Co......................        532,500
        8,000   Sun Microsystems, Inc.*.................        231,000
        7,000   3Com Corp.*.............................        229,250
                                                          -------------
                                                              2,700,250
                COMPUTER SOFTWARE & SERVICES (9.4%)
        6,500   BMC Software, Inc.*.....................        299,813
       10,500   Computer Associates International,
                  Inc...................................        408,187

   Shares                                                     Value
-----------------------------------------------------------------------
                COMPUTER SOFTWARE & SERVICES
                   (CONTINUED)
        5,500   McAfee Associates, Inc.*................  $     243,375
        3,000   Microsoft Corp.*........................        275,062
        6,500   Oracle Corp.*...........................        250,656
        5,000   Parametric Technology Corp.*............        225,625
                                                          -------------
                                                              1,702,718
                DIVERSIFIED COMPANIES (1.0%)
        6,250   Thermo Instrument Systems, Inc.*........        181,250
                DRUG (4.2%)
        3,000   Merck & Co., Inc........................        252,750
        3,000   Pfizer, Inc.............................        252,375
        3,500   Schering-Plough Corp....................        254,625
                                                          -------------
                                                                759,750
                FINANCIAL SERVICES (2.0%)
        3,200   American Express Co.....................        191,600
        3,200   Franklin Resources, Inc.................        163,200
                                                          -------------
                                                                354,800
                FOREIGN TELECOMMUNICATIONS (1.3%)
        3,600   Northern Telecom Ltd....................        235,350
                MACHINERY (3.8%)
       13,000   Albany International Corp. Class "A"....        268,125
        5,200   Deere & Co..............................        226,200
        6,000   Gleason Corp............................        196,500
                                                          -------------
                                                                690,825
                MEDICAL SUPPLIES (9.1%)
        4,000   Boston Scientific Corp.*................        247,000
        4,500   Guidant Corp............................        276,750
        7,100   Invacare Corp...........................        166,850
        8,000   Johnson & Johnson.......................        423,000
        5,000   Medtronic Inc...........................        311,250
        7,500   United States Surgical Corp.............        228,750
                                                          -------------
                                                              1,653,600

--------------------------------------------------------------------------------

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                                                  March 31, 1997
-------------------------------------------

   Shares                                                     Value
-----------------------------------------------------------------------
                OILFIELD SERVICES/ EQUIPMENT (7.0%)
       10,000   BJ Services Co.*........................  $     478,750
        6,000   Smith International, Inc.*..............        273,750
        6,000   Transocean Offshore, Inc................        336,750
        3,000   Western Atlas, Inc.*....................        181,875
                                                          -------------
                                                              1,271,125
                PETROLEUM-PRODUCING (1.0%)
        4,000   Louisiana Land & Exploration Co.........        189,500
                RAILROAD (1.9%)
        9,500   Wisconsin Central Transportation
                  Corp.*................................        334,875
                RESTAURANT (1.6%)
        6,000   McDonald's Corp.........................        283,500
                RETAIL-SPECIAL LINES (1.1%)
        5,000   Tiffany & Co............................        190,000
                SEMICONDUCTOR (6.2%)
       10,000   Analog Devices Inc.*....................        225,000
        8,500   Atmel Corp.*............................        203,469
        5,000   Intel Corp..............................        695,625
                                                          -------------
                                                              1,124,094
                SHOE (4.3%)
        8,000   NIKE, Inc. Class "B"....................        496,000
        7,500   Wolverine World Wide, Inc...............        273,750
                                                          -------------
                                                                769,750
                TELECOMMUNICATIONS EQUIPMENT (6.4%)
        9,750   Andrew Corp.*...........................        352,219
        7,000   Ascend Communications, Inc.*............        285,250
       10,000   Newbridge Networks Corp.*...............        286,250
        6,400   Tellabs, Inc.*..........................        231,200
                                                          -------------
                                                              1,154,919

  Shares or
  Principal
   Amount                                                     Value
-----------------------------------------------------------------------

                TOILETRIES/COSMETICS (2.0%)
       5,000    Gillette Co.............................  $     363,125
                                                          -------------

                TOTAL COMMON STOCKS AND TOTAL INVESTMENT
                  SECURITIES (91.4%)(COST $14,813,439)..     16,532,981
                                                          -------------

REPURCHASE AGREEMENT (8.9%)
                (INCLUDING ACCRUED INTEREST)

$  1,600,000    Collateralized by $1,720,000 U.S.
                  Treasury Bills, due 2/5/98, with a
                  value of $1,637,385 (with First
                  Chicago Capital Markets, Inc. 5.90%,
                  dated 3/31/97, due 4/1/97, delivery
                  value $1,600,262).....................      1,600,262

LIABILITIES OVER CASH AND OTHER ASSETS (-0.3%)..........
                                                               ( 52,283)
                                                          -------------

TOTAL NET ASSETS (100%).................................  $  18,080,960
                                                          -------------
                                                          -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
OUTSTANDING SHARE
  ($18,080,960  DIVIDED BY 1,465,715 SHARES
  OUTSTANDING)..........................................
                                                          $       12.34
                                                          -------------
                                                          -------------

*  NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

Statement of Assets and Liabilities
at March 31, 1997

Assets:
Investment securities, at value (Cost--$14,813,439)...................  $  16,532,981
Repurchase agreement (Cost--$1,600,262)...............................      1,600,262
Cash..................................................................         90,021
Due from Value Line, Inc. (note 5)....................................         67,978
Deferred organization costs (note 2)..................................         37,756
Receivable for capital shares sold....................................         11,875
Dividends receivable..................................................          9,173
                                                                        -------------
    Total Assets......................................................     18,350,046
                                                                        -------------
Liabilities:
Payable for securities purchased......................................        192,160
Accrued expenses (note 5).............................................         76,926
                                                                        -------------
    Total Liabilities.................................................        269,086
                                                                        -------------
Net Assets............................................................  $  18,080,960
                                                                        -------------
                                                                        -------------
Net Assets consist of:
Capital stock, at $.01 par value (authorized 50,000,000, outstanding
  1,465,715 shares)...................................................  $      14,658
Additional paid-in capital............................................     15,622,440
Accumulated net realized gain on investments..........................        724,320
Unrealized net appreciation of investments............................      1,719,542
                                                                        -------------
Net Assets............................................................  $  18,080,960
                                                                        -------------
                                                                        -------------
Net Asset Value, Offering and Redemption Price, per Outstanding Share
  ($18,080,960  DIVIDED BY 1,465,715 shares outstanding)..............  $       12.34
                                                                        -------------
                                                                        -------------

Statement of Operations
for the year ended March 31, 1997

Investment Income:
Interest income.......................................................  $     119,844
Dividend income (Net of foreign withholding taxes of $140)............         81,772
                                                                        -------------
    Total Income......................................................        201,616
                                                                        -------------
Expenses:
Advisory fee (note 5).................................................        114,141
Service and distribution plan fee (note 5)............................         38,047
Accounting and bookkeeping fees.......................................         32,400
Auditing and legal fees...............................................         30,140
Custodian fees........................................................         25,872
Registration and filing fees..........................................         17,230
Directors' fees and expenses..........................................         16,471
Amortization of deferred organization costs (note 2)..................         10,399
Printing..............................................................          9,403
Insurance, dues and other.............................................          3,183
Transfer agent........................................................          1,058
                                                                        -------------
    Total Expenses before Custody Credits.............................        298,344
    Less: Custody Credits.............................................         (7,020)
    Less: Expenses waived/assumed by Adviser (note 5).................       (230,490)
                                                                        -------------
    Net Expenses......................................................         60,834
                                                                        -------------
Investment Income--Net................................................        140,782
                                                                        -------------
Realized and Unrealized Gain on Investments--Net:
    Realized Gain--Net................................................        986,627
    Change in Unrealized Appreciation.................................        988,551
                                                                        -------------
Net Realized Gain and Net Unrealized Appreciation of Investments......      1,975,178
                                                                        -------------
Net Increase in Net Assets from Operations............................  $   2,115,960
                                                                        -------------
                                                                        -------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

Statement of Changes in Net Assets
for the year ended March 31, 1997 and for the period from November 17, 1995* to March 31, 1996
------------------------------------------------------------------------

                                              Year Ended       November 17, 1995*
                                            March 31, 1997     to March 31, 1996
                                          ---------------------------------------
Operations:
  Investment income--net................     $    140,782         $     78,107
  Realized gain (loss) on
  investments--net......................          986,627             (249,160)
  Net change in unrealized appreciation
  of investments........................          988,551              730,991
                                          ---------------------------------------
  Net increase in net assets from
  operations............................        2,115,960              559,938
                                          ---------------------------------------

Distributions to Shareholders:
  Investment income--net................         (179,489)             (39,400)
  Realized gains--net...................          (13,147)           --
                                          ---------------------------------------
Total distributions.....................         (192,636)             (39,400)
                                          ---------------------------------------

Capital Share Transactions:
  Proceeds from sale of shares..........        4,016,641           11,787,674
  Proceeds from reinvestment of
  distributions to shareholders.........          192,342               39,400
  Cost of shares repurchased............         (498,959)           --
                                          ---------------------------------------
  Increase from capital share
  transactions..........................        3,710,024           11,827,074
                                          ---------------------------------------

Total Increase..........................        5,633,348           12,347,612

Net Assets:
  Beginning of period...................       12,447,612              100,000
                                          ---------------------------------------
  End of period.........................     $ 18,080,960         $ 12,447,612
                                          ---------------------------------------
                                          ---------------------------------------

Undistributed investment income--net,
  at end of period......................     $  --                $     38,707
                                          ---------------------------------------
                                          ---------------------------------------

*  COMMENCEMENT OF OPERATIONS

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

Notes to Financial Statements
-------------------------------------------

1. Significant Accounting Policies

Value Line U.S. Multinational Company Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. Organization Cost

Costs of $52,030 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized on a straight-line basis over 60 months, beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized, deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

--------------------------------------------------------------------------------

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                                                  March 31, 1997
-------------------------------------------

3. Capital Share Transactions

Transactions in capital stock were as follows:

                                                            November 17,
                                            Year Ended        1995* to
                                          March 31, 1997   March 31, 1996
                                          --------------------------------
Shares sold.............................       311,397         1,165,645
Shares issued to shareholders in
  reinvestment of dividends.............        14,727             4,029
                                          --------------------------------
                                               326,124         1,169,674
Shares repurchased......................        40,083          --
                                          --------------------------------
Net increase............................       286,041         1,169,674
                                          --------------------------------

*  COMMENCEMENT OF OPERATIONS.

4. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                            Year Ended
                                          March 31, 1997
                                          ---------------
PURCHASES:
Investment Securities...................   $  11,673,926
                                          ---------------
SALES:
Investment Securities...................   $   7,434,749
                                          ---------------
                                          ---------------

At March 31, 1997, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $16,413,701. The aggregate appreciation and depreciation of investments at March 31, 1997, based on a comparison of investment values and their costs for federal income tax purposes, was $2,677,308 and $957,766, respectively, resulting in a net appreciation of $1,719,542.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An Advisory fee of $32,901 was payable to Value Line, Inc. (the "Adviser") for the three month period January 1, 1997 to March 31, 1997 and for the nine month period April 1, 1996 to December 31, 1996 advisory fees of $81,240 were voluntarily waived by the Adviser. The fee is computed at the annual rate of .75 of 1% of the daily net assets and is payable monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $10,967 for the three month period January 1, 1997 to March 31, 1997 were payable to the Distributor, and fees amounting to $27,080 for the nine month period, April 1, 1996 to December 31, 1996, were voluntarily waived by the Distributor.

In addition, the operating expenses for the nine month period, April 1, 1996 to December 31, 1996, amounting to $122,170 were assumed by the Adviser. At March 31, 1997 the Fund had a receivable from the Adviser of $67,978 for such expenses assumed.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund.

During the year ended March 31, 1997, the Fund paid brokerage commissions totaling $5,661 to the Distributor, which clears its transactions through unaffiliated brokers.

At March 31, 1997, the Adviser and/or affiliated companies owned 1,265,969 shares of the Fund's capital stock, representing 86.4% of the outstanding shares. In addition, an officer and director of the Fund owned 113,036 shares of capital stock, representing 7.7% of the outstanding shares.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

Financial Highlights
-------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                                                  November 17,
                                                                                      1995
                                                                                  (commencement
                                                                                       of
                                                               Year Ended          operations)
                                                                March 31,         to March 31,
                                                                  1997                1996
                                                              ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.55             $ 10.00
                                                              ---------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.................................      .12(1)              .07(1)
      Net gains or losses on securities (both realized and
      unrealized)...........................................     1.82                 .52
                                                              ---------------------------------
      Total from investment operations......................     1.94                 .59
                                                              ---------------------------------
   LESS DISTRIBUTIONS:
      Dividends from net investment income..................     (.14)               (.04)
      Distributions from realized capital gains.............     (.01)                 --
                                                              ---------------------------------
      Total distributions...................................     (.15)                .04
                                                              ---------------------------------
NET ASSET VALUE, END OF PERIOD..............................  $ 12.34             $ 10.55
                                                              -------------       -------------
                                                              -------------       -------------
TOTAL RETURN................................................    18.36%               5.93%+
                                                              -------------       -------------
                                                              -------------       -------------
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (in thousands).....................  $18,081             $12,448
Ratio of operating expenses to average net assets...........     1.97%(2)(4)         2.45%*(2)(4)
Ratio of net investment income to average net assets........    (0.64)%(2)(4)       (0.32)%*(2)(4)
Portfolio turnover rate.....................................       56%                 17%+
Average commission rate paid per share of common stock
  investments purchased/sold................................  $ .0495(3)            --

(1)NET OF CUSTODY FEE CREDITS, EXPENSE REIMBURSEMENT AND FEES WAIVED BY THE ADVISER. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND FOR THE PERIODS ENDED MARCH 31, 1997 AND 1996 INVESTMENT LOSS-NET PER SHARE WOULD HAVE BEEN $(.07) AND $(.001) RESPECTIVELY. SEE NOTE 5.
(2)DUE TO THE REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES BY THE ADVISER, DATA ARE NOT INDICATIVE OF FUTURE PERIODS.
(3)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
   1995.
(4)BEFORE CUSTODY FEE CREDITS, EXPENSE REIMBURSEMENT AND FEES WAIVED BY THE ADVISER. AFTER EXPENSE REIMBURSEMENT AND FEES WAIVED FOR THE PERIODS ENDED MARCH 31, 1997 AND 1996 RATIO OF EXPENSES TO AVERAGE NET ASSETS WAS 0.40% AND 0%+ RESPECTIVELY; AND RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WAS 0.93% AND 2.13%* RESPECTIVELY. SEE NOTE 5.
+  NOT ANNUALIZED.
*  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Value Line U.S. Multinational Company Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line U.S. Multinational Company Fund, Inc. (the "Fund") at March 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period November 17, 1995 (commencement of operations) through March 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

May 14, 1996

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                         The Value Line Family of Funds
---------------------------------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987--VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer-trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992--VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of investment-grade debt securities.

1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--VALUE LINE ASSETS ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------

12